Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 607	$ 18
Return on plan assets (excluding interest based on discount rate)	(144)	(85)
Total remeasurements of employee benefit plans	463	(67)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	57
Experience adjustments	(1)	(2)
Total remeasurements of employee benefit plans	$ 56	$ (2)